Segment Information - Schedule of Revenue by Domestic and Overseas Market (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Information [Line Items]
Revenues	$ 172,211,331	$ 164,481,414	$ 142,812,726
Mainland China [Member]
Segment Information [Line Items]
Revenues	109,515,023	121,989,818	120,510,430
Singapore [Member]
Segment Information [Line Items]
Revenues	25,962,669	21,882,041	10,987,527
Hong Kong [Member]
Segment Information [Line Items]
Revenues	23,184,244	14,397,386	6,245,523
United States [Member]
Segment Information [Line Items]
Revenues	6,355,166	3,881,511	4,367,813
Japan [Member]
Segment Information [Line Items]
Revenues	4,455,633	2,000,817	566,410
India [Member]
Segment Information [Line Items]
Revenues	102,395	213,851	8,512
Others [Member]
Segment Information [Line Items]
Revenues	$ 2,636,201	$ 115,990	$ 126,511